Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2023 and 2024:

	Digital Service Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2022:
Goodwill	¥—	¥144,793	¥736,002	¥235,794	¥2,300	¥1,118,889
Accumulated impairment losses(1)	—	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	—	(2,415)	(89,371)	—	—	(91,786)
	—	78,985	900	221,426	2,300	303,611
Impairment loss	—	—	—	(33,553)	—	(33,553)
Foreign currency translation adjustments and other	—	9,683	(900)	17,931	—	26,714
Balance at March 31, 2023:
Goodwill(3)	—	152,236	481,263	253,725	2,300	889,524
Accumulated impairment losses(3)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥—	¥88,668	¥—	¥205,804	¥2,300	¥296,772
Goodwill acquired during the fiscal year(4)	15,884	—	94,018	63,063	—	172,965
Foreign currency translation adjustments and other	—	6,995	(556)	14,168	—	20,607
Balance at March 31, 2024:
Goodwill	15,884	159,231	574,725	330,956	2,300	1,083,096
Accumulated impairment losses	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥15,884	¥95,663	¥93,462	¥283,035	¥2,300	¥490,344

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which was reclassified as held for sale, and then sold on December 1, 2022.
(3)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.
(4)Goodwill acquired during the fiscal year ended March 31, 2024, mainly relate to the acquisitions described in Note2.
U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2023, the MUFG Group recognized ¥33,553 million of impairment of goodwill relating to the First Sentier Investors reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to market volatility and a decline in the equity markets, the portfolio balance of assets under management decreased, which resulted in a decrease in the reporting unit’s cash flow projections. As a result, the fair value of the reporting unit was measured on December 31, 2022 for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
The MUFG Group consolidates certain subsidiaries, including MUAH, based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous.
Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2023 and 2024:

	2023			2024
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,440,220	¥2,606,923	¥833,297	¥3,789,481	¥2,862,485	¥926,996
Customer relationships	552,204	319,293	232,911	555,018	288,857	266,161
Core deposit intangibles	119,555	69,379	50,176	129,714	85,010	44,704
Trade names	79,861	41,090	38,771	84,584	45,784	38,800
Other	17,861	6,751	11,110	23,059	8,933	14,126
Total	¥4,209,701	¥3,043,436	1,166,265	¥4,581,856	¥3,291,069	1,290,787
Intangible assets not subject to amortization:
Other			7,958			8,179
Total			¥1,174,223			¥1,298,966
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2023, amounted to ¥273,108 million, which primarily consisted of ¥272,410 million of software. The weighted average amortization periods for these assets are 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2023, amounted to ¥1,479 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2024, amounted to ¥385,705 million, which primarily consisted of ¥326,826 million of software and ¥53,885 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 13 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2024, amounted to ¥3 million.
For the fiscal years ended March 31, 2022, 2023 and 2024, the MUFG Group recognized ¥33,301 million, ¥5,151 million and ¥15,042 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2025	¥306,050
2026	257,718
2027	209,648
2028	169,844
2029	120,996